Document and Entity Information	Oct. 21, 2020
Cover [Abstract]
Entity Registrant Name	SANDERSON FARMS INC
Amendment Flag	true
Entity Central Index Key	0000812128
Document Type	8-K/A
Document Period End Date	Oct. 21, 2020
Entity Incorporation State Country Code	MS
Entity File Number	1-14977
Entity Tax Identification Number	64-0615843
Entity Address, Address Line One	127 Flynt Road
Entity Address, City or Town	Laurel
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39443
City Area Code	(601)
Local Phone Number	649-4030
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1 par value per share
Trading Symbol	SAFM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K is filed to correct an error contained in the Registrant’s original Current Report on Form 8-K filed on October 26, 2020. The original 8-K reported that the Compensation Committee of the Registrant’s Board of Directors had awarded each of Lampkin Butts, the Registrant’s President, and Mike Cockrell, the Registrant’s Chief Financial Officer, Chief Legal Officer and Treasurer a 1.5% merit salary increase for the Registrant’s 2021 fiscal year. In fact, the committee had awarded a 1.25% increase to each of Messrs. Butts and Cockrell. This Amendment No. 1 reflects the correct percentage increase and also reflects the correct dollar amount of each officer’s salary for fiscal 2021. No other changes to the original 8-K have been made.